As filed with the Securities and Exchange Commission on December 10, 2015.

Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 246	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 250	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s CMG Ultra Short Term Bond Fund, Columbia AMT-Free Oregon Intermediate Muni Bond Fund, Columbia Global Inflation-Linked Bond Plus Fund, Columbia Large Cap Growth Fund, Columbia Tax-Exempt Fund and Columbia U.S. Social Bond Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS SERIES TRUST I, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 10th day of December, 2015.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 10th day of December, 2015.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen	President	/s/ David M. Moffett*	Trustee
Christopher O. Petersen	(Principal Executive Officer)	David M. Moffett

/s/ Michael G. Clarke*	Chief Financial Officer	/s/ Charles R. Nelson*	Trustee
Michael G. Clarke	(Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	Charles R. Nelson

/s/ Douglas A. Hacker*	Chair of the Board	/s/ John J. Neuhauser*	Trustee
Douglas A. Hacker		John J. Neuhauser

/s/ Janet L. Carrig*	Trustee	/s/ Patrick J. Simpson*	Trustee
Janet L. Carrig		Patrick J. Simpson

/s/ Nancy T. Lukitsh*	Trustee	/s/ William F. Truscott*	Trustee
Nancy T. Lukitsh		William F. Truscott

/s/ William E. Mayer*	Trustee	/s/ Anne-Lee Verville*	Trustee
William E. Mayer		Anne-Lee Verville

*	By:	/s/ Joseph L. D’ Alessandro
	Name:	Joseph L. D’ Alessandro**
Attorney-in-fact

**	Executed by Joseph L. D’ Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated February 16, 2015 and incorporated by reference to Post-Effective Amendment No. 221 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(3)), filed with the Commission on February 27, 2015, on behalf of Janet L. Carrig pursuant to a Trustee Power of Attorney, dated August 19, 2015, and incorporated by reference to Post-effective Amendment No. 236 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(2)), filed with the Commission on August 26, 2015, and on behalf of each of the other Trustees pursuant to a Trustees Power of Attorney, dated February 16, 2015, and incorporated by reference to Post-effective Amendment No. 226 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on April 28, 2015.

Exhibit Index

Exhibit No.	Description

EX -101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase